UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21566

BlackRock Global Floating Rate Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Floating Rate Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2005

BlackRock Global Floating Rate Income Trust (BGT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—147.6%
			Corporate Bonds—21.0%
			Automotive—0.3%
B-	$ 125		Accuride Corp., 8.50%, 2/01/15	$ 122,500
BB+	400		Arvinmeritor, Inc., 8.75%, 3/01/12	394,000
B2	525	[2]	Delco Remy Intl., Inc., 8.15%, 4/15/09	507,938
B-	40		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	39,000
CCC+	150	[3]	Metaldyne Corp., 11.00%, 11/01/13	130,500

				1,193,938

			Basic Materials—1.3%
			Abitibi-Consolidated, Inc.,
BB-	1,000		7.37%, 6/15/11 Canada	1,000,000
BB-	65		8.375%, 4/01/15 Canada	64,025
B+	260	[2]	Boise Cascade LLC, 7.025%, 10/15/12	259,350
BB-	1,000		Bowater, Inc., 6.87%, 3/15/10	995,000
BB-	70		Donohue Forest Products, 7.625%, 5/15/07	72,625
Ba3	750		Hercules, Inc., 6.75%, 10/15/29	735,000
BB	95		Intl. Steel Group, Inc., 6.50%, 4/15/14	93,812
			Lyondell Chemical Co.,
BB-	300		11.125%, 7/15/12	336,750
BB-	300		Ser. A, 9.625%, 5/01/07	315,000
B-	565		Nalco Co., 8.875%, 11/15/13	579,125
			NewPage Corp.,
B3	1,500		9.943%, 5/01/12	1,417,500
CCC+	80		10.00%, 5/01/12	75,400
B-	100	[3]	PQ Corp., 7.50%, 2/15/13	97,250

				6,040,837

			Building & Development—0.3%
B+	1,000	[2]	Ainsworth Lumber Co. Ltd., 7.77%, 10/01/10	990,000
B2	90	[3]	Compression Polymers Corp., 10.50%, 7/01/13	83,475
B-	240	[3]	Goodman Global Holding Co., Inc., 7.875%, 12/15/12	217,200
B	60		North American Energy Partners, Inc., 9.00%, 6/01/10	62,400

				1,353,075

			Consumer Products—0.6%
B3	45		ALH Finance LLC, 8.50%, 1/15/13	42,863
B3	400		Cenveo Corp., 7.875%, 12/01/13	384,000
CCC+	1,050		Duane Reade, Inc., 8.37%, 12/15/10	1,002,750
B2	110		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	91,575
B2	40		Gold Kist, Inc., 10.25%, 3/15/14	45,200
B-	400		Lazydays RV Center, Inc., 11.75%, 5/15/12	424,500
B-	180	[2]	Levi Strauss & Co., 8.804%, 4/01/12	180,000
B3	310		Movie Gallery, Inc., 11.00%, 5/01/12	276,675
B-	365	[3]	Rite Aid Corp., 6.125%, 12/15/08	344,925

				2,792,488

			Containers & Packaging—0.2%
			Crown European Holdings SA,
B+	150		9.50%, 3/01/11 France	164,438
B	600		10.875%, 3/01/13 France	696,750

				861,188

			Ecological Services & Equipment—0.1%
BB-	625		Allied Waste NA, Inc., 5.75%, 2/15/11	582,813

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Energy—8.2%
BB+	$ 750	[3]	AES Corp., 9.00%, 5/15/15	$ 825,000
B1	130		ANR Pipeline Co., 9.625%, 11/01/21	160,550
Ba3	70	[3]	Compagnie Generale de Geophysique SA, 7.50%, 5/15/15	73,938
B	750		Compton Petroleum Corp., 9.90%, 5/15/09	802,500
B	375		El Paso Production Holding Co., 7.75%, 6/01/13	393,281
B1	750		Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	783,750
BB	14,430		Gazprom OAO, 9.625%, 3/01/13	17,841,252
B-	730		KCS Energy, Inc., 7.125%, 4/01/12	748,250
			Pemex Project Funding Master Trust,
Baa1	800	[3]	9.625%, 12/02/08	905,000
Baa1	12,700	[2]	Ser. 15, 5.95%, 10/15/09	13,398,500
			Reliant Energy, Inc.,
BB-	225		6.75%, 12/15/14	219,937
BB-	750		9.25%, 7/15/10	813,750
B2	300		Whiting Petroleum Corp., 7.25%, 5/01/13	304,125

				37,269,833

			Entertainment & Leisure—0.2%
BB	750		MGM Mirage, 5.875%, 2/27/14	712,500
B	25		Poster Financial Group, Inc., 8.75%, 12/01/11	25,750
B+	40	[3]	San Pasqual Casino, 8.00%, 9/15/13	40,200
B+	70		Wynn Las Vegas LLC / Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	66,675

				845,125

			Financial Institutions—3.2%
B+	94		AES Ironwood LLC, 8.857%, 11/30/25	107,216
BB	140	[3]	American Real Estate Partners LP / American Real Estate Finance Corp., 7.125%, 2/15/13	140,000
BB	750		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	819,375
BBB-	60		Ford Motor Credit Co., 7.25%, 10/25/11	57,329
BB	3,000	[2]	General Motors Acceptance Corp., 5.05%, 1/16/07	2,958,390
BB	5,455		Kazkommerts Intl. BV, 8.50%, 4/16/13	5,955,224
Baa2	3,000	[3]	Kazkommertsbank Intl. BV, 8.50%, 4/16/13	3,288,750
BBB	25	[2]	Marsh & McLennan Cos., Inc., 4.27%, 7/13/07	24,856
B+	750	[3]	Rainbow National Services LLC, 8.75%, 9/01/12	798,750
B-	300		Universal City Florida Hldg. Co. I/II, 8.443%, 5/01/10	312,000

				14,461,890

			Health Care—0.9%
CCC	10		Curative Health Services, Inc., 10.75%, 5/01/11	6,450
B-	750		IASIS Healthcare LLC / IASIS Cap. Corp., 8.75%, 6/15/14	780,000
B	1,750	[3]	Insight Health Services Corp., 9.174%, 11/01/11	1,715,000
			Tenet Healthcare Corp.,
B	30		6.375%, 12/01/11	28,013
B	50		9.875%, 7/01/14	52,312
B-	830		Universal Hospital Services, Inc., 10.125%, 11/01/11	852,825
B2	450		US Oncology, Inc., 9.00%, 8/15/12	486,000

				3,920,600

			Industrials—0.7%
Caa1	705	[3]	DI Finance/DynCorp. Intl., 9.50%, 2/15/13	733,200
Caa1	125	[3]	Hydrochem Industrial Services, 9.25%, 2/15/13	116,250
B-	555	[3]	Knowledge Learning Corp., Inc., 7.75%, 2/01/15	541,125
B-	180		NationsRent Cos., Inc., 9.50%, 5/01/15	187,200
CCC+	325		Park-Ohio Inds., Inc., 8.375%, 11/15/14	281,937
B3	210	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	215,250
CCC+	575		Trimas Corp., 9.875%, 6/15/12	474,375
Caa1	600		United Rentals NA, Inc., 7.00%, 2/15/14	555,000

				3,104,337

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Media—0.6%
NR	$ 250		Cablecom SCA, 4/30/12	$ 303,698
CCC+	780		Charter Communications Holdings II, LLC/Charter Comminications Holdings II Cap. Corp., 10.25%, 9/15/10	801,450
BB-	350	[3]	Choctaw Resort Development Enterprise, 7.25%, 11/15/19	351,313
BB-	750		Echostar DBS Corp., 6.375%, 10/01/11	742,500
CCC+	100	[3]	iesy Repository GmbH, 10.375%, 2/15/15	107,375
B3	70		Nexstar Finance, Inc., 7.00%, 1/15/14	63,000
B	485		PRIMEdia, Inc., 7.625%, 4/01/08	490,456

				2,859,792

			Real Estate—1.3%
BB+	6,350		Rouse Co., 5.375%, 11/26/13	6,077,140

			Technology—0.8%
BB+	1,500	[2]	Freescale Semiconductor, Inc., 6.90%, 7/15/09	1,541,250
Ba3	1,875		MagnaChip Semiconductor SA/Magna Semiconductor Finance Co. (Luxembourg), 7.12%, 12/15/11	1,865,625
B-	250	[3]	Sungard Data Systems, Inc., 8.525%, 8/15/13	258,750
B	140		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	141,400

				3,807,025

			Telecommunications—2.0%
BB-	810		Cincinnati Bell, Inc., 7.25%, 7/15/13	860,625
			Dobson Cellular Systems, Inc.,
B1	350		8.375%, 11/01/11	368,375
B1	325		8.443%, 11/01/11	336,781
B-	1153		Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	115,575
			Intelsat Ltd.,
Caa1	75		5.25%, 11/01/08	68,813
B2	50	[3]	8.25%, 1/15/13	50,250
B2	200	[3]	8.625%, 1/15/15	204,000
B2	485	[3]	8.695%, 1/15/12	494,700
B+	2,350		Qwest Communications Intl., Inc, 7.29%, 2/15/09	2,338,250
BB	2,500	[3]	Qwest Corp., 7.12%, 6/15/13	2,600,000
B+	945		Qwest Services Corp., 13.50%, 12/15/10	1,083,206
BB	400		Rogers Wireless Communications, Inc., 6.995%, 12/15/10	415,000
Caa1	385		Rural Cellular Corp., 9.875%, 2/01/10	403,287

				9,338,862

			Transporation—0.3%
B3	400		Horizon Lines LLC, 9.00%, 11/01/12	428,500
B+	750		OMI Corp., 7.625%, 12/01/13	765,000

				1,193,500

			Total Corporate Bonds	95,702,443

			Bank Loans—96.0%
			Aerospace & Defense—2.2%
	2,970		CACI Intl., Inc., Term Loan, LIBOR + 1.50%, 2/04/07	2,995,912
			Camp Acquisition Co.,
	976		Term Loan A, LIBOR + 3.25%, 8/30/11	978,246
	8		Term Loan A, PRIME + 2.00%, 8/30/11	8,085
	998		Dyncorp International LLC, Term Loan, LIBOR + 2.75%, 1/31/11	1,006,644
	411		Hexcel Corporation, Term Loan, LIBOR + 1.75%, 4.80%, 2/28/12	415,222
	2,000		MRO Acquisition LLC, Second Lien Term Loan, LIBOR + 5.25%, 9/15/11	2,030,000
	2,492		Standard Aero, Inc., Term Loan, LIBOR + 2.25%, 8/18/12	2,517,230

				9,951,339

			Automotive—2.8%
			Goodyear Tire & Rubber Co. (The),
	500		Second Lien Term Loan, LIBOR + 2.75%, 4/01/10	505,938
	1,000		Third Lien Term Loan, LIBOR + 3.50%, 4/01/11	992,292
	998		Hilite Intl., Term Loan, LIBOR + 4.00%, 4/15/10	952,613
	999		Metaldyne Co. LLC, Term Loan D, LIBOR + 4.50%, 12/31/09	988,006
	1,750		Polar Corp., Second Lein Term Loan, LIBOR, 5/30/10	1,776,250
	1,857		Progressive Moulded Products, Ltd., Term Loan, LIBOR + 2.50%, 8/30/11	1,717,333
	2,993		TI Group Automotive Systems, Term Loan C, LIBOR + 3.25%, 6/30/11	2,907,146

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Automotive—(cont’d)
		TRW Automotive Acquisitions Corp.,
	$ 495	Term Loan B, LIBOR + 1.50%, 6/30/12	$ 499,853
	2,487	Term Loan E, LIBOR + 1.50%, 10/31/10	2,512,997

			12,852,428

		Basic Materials—10.7%
	2,790	Appleton Papers, Inc., Term Loan, LIBOR + 2.25%, 6/30/10	2,817,900
		Basell NV,
	500	Term Loan, LIBOR + 2.50%, 9/30/13	507,500
	500	Term Loan, LIBOR + 3.00%, 9/30/14	508,750
	1,001	Berry Plastics Corp., Term Loan, LIBOR + 2.25%, 7/22/10	1,013,000
	2,520	Boise Cascade LLC, Term Loan, LIBOR + 1.75%, 10/31/11	2,556,540
	795	Buckeye Technologies, Inc., Term Loan, LIBOR + 2.00%, 4/15/10	800,705
	3,989	Celanese, Ag, Term Loan, LIBOR + 2.25%, 4/06/11	4,046,967
	2,000	Cognis Deutschland, Second Lien Term Loan, LIBOR + 4.75%, 11/15/13	2,043,000
	1,553	Foundation Coal Corp., Term Loan, LIBOR + 2.00%, 7/30/11	1,577,783
	992	Hercules, Inc., Term Loan, LIBOR + 1.75%, 4/07/10	1,001,891
	4,866	Huntsman International, LLC, New Term Loan B, LIBOR + 1.75%, 8/15/12	4,901,228
	3,800	Innophos, Inc., Term Loan, LIBOR + 2.25%, 8/15/10	3,840,733
	2,020	Intermet Corp., Term Loan B, PRIME + 1.75%, 3/31/09	1,979,489
		Invista, B.V.,
	3,364	New Term B-1, LIBOR + 2.25%, 4/30/11	3,414,878
	1,460	New Term B-2, LIBOR + 2.25%, 4/30/11	1,481,601
	221	Kraton Polymers, LLC, Term Loan, LIBOR + 2.50%, 12/15/10	224,300
	5,831	Nalco Co., Term Loan, LIBOR + 2.00%, 11/04/10	5,918,179
	499	PQ Corp., Term Loan, LIBOR + 2.00%, 2/28/12	504,361
	963	Professional Paint, Inc., Term Loan, LIBOR + 3.25%, 9/30/11	975,734
	6,468	Rockwood Specialties Group, Inc., Term Loan D, LIBOR + 2.50%, 8/15/12	6,564,513
	1,980	Supresta, LLC, Term Loan, LIBOR + 3.00%, 7/16/11	2,007,225

			48,686,277

		Building & Development—1.7%
	243	Atrium Companies, Inc., Term Loan, LIBOR + 2.75%, 12/30/11	242,414
	1,500	Custom Building Products, Inc., Second Lien Term Loan, LIBOR + 5.00%, 4/30/12	1,490,625
		Euramax International, Inc.,
	334	Second Lien Domestic Term Loan, LIBOR + 7.00%, 7/15/13	335,046
	166	Second Lien Euro Term Loan, LIBOR + 7.00%, 7/15/13	166,204
	2,000	Landsource Communities Development, LLC, Term Loan B, LIBOR + 2.50%, 3/31/10	2,012,500
		Nortek, Inc.,
	988	Term Loan B, LIBOR + 2.25%, 8/24/11	999,103
	3	Term Loan B, PRIME + 1.25%, 8/24/11	2,529
		Ply Gem Industries, Inc.,
	114	CND Term Loan, LIBOR + 2.50%, 2/12/11	114,820
	778	USD Term Loan, LIBOR + 2.50%, 2/12/11	783,655
	1,497	Incremental Term Loan B, LIBOR + 2.50%, 2/12/11	1,508,116

			7,655,012

		Business Equipment & Services—0.2%
	995	Latham Intl. Ltd., Term Loan, LIBOR + 3.75%, 12/31/10	1,004,950

		Conglomerates—5.1%
		Atlantis Plastics, Inc.,
	998	First Lien Term Loan, LIBOR + 2.75%, 9/30/11	1,001,241
	1,000	Second Lien Term Loan, LIBOR + 7.25%, 9/30/11	995,000
	1,770	Fidelity National Information Solutions, Inc., Term Loan, LIBOR + 1.75%, 3/30/13	1,775,689
	500	Gentek, Inc., 2nd Lien Term Loan, LIBOR + 5.75%, 3/15/12	491,000
	3,465	Honeywell Security, Term Loan, LIBOR + 3.25%, 6/28/10	3,490,988
		IAP Acquisition Corp.,
	1,500	1st Lien Term Loan, LIBOR + 2.75%, 3/31/11	1,523,749
	625	Second Lien Term Loan, LIBOR + 5.75%, 3/30/12	637,500

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Conglomerates—(cont’d)
		Invensys Intl. Holdings, Ltd.,
	$ 2,000	Term Loan, LIBOR, 3/05/09	$ 1,940,000
	815	Term Loan B1, LIBOR + 3.50%, 8/30/09	821,440
	2,000	Second Lien Term Loan, LIBOR + 4.75%, 11/30/09	2,045,000
	500	Lionbridge Technologies, Inc., Term Loan, LIBOR + 3.50%, 9/15/11	504,375
	1,000	Mueller Group, Inc., Term Loan, LIBOR + 2.25%, 9/30/12	1,016,100
	487	NDC Health Corp., Term Loan, LIBOR + 3.00%, 11/04/08	487,179
	500	Penn Engineering & Manufacturing, Term Loan, LIBOR + 2.25%, 4/30/11	505,000
	2,571	Polypore, Inc., Term Loan, LIBOR + 2.25%, 11/15/11	2,572,106
		Rexnord Corp.,
	706	Term Loan, LIBOR + 2.25%, 10/31/09	715,096
	31	Term Loan, PRIME + 1.00%, 10/31/09	31,035
	2,500	Sungard Data Systems, Inc., Term Loan B, LIBOR + 2.50%, 1/05/13	2,527,558

			23,080,056

		Consumer Products—15.2%
	1,000	24 Hour Fitness Worldwide, Inc., Term Loan B, LIBOR + 3.00%, 6/30/12	1,014,375
	489	Adams Outdoor Advertising, LP., Term Loan, LIBOR + 2.00%, 10/15/12	495,837
	1,995	Alliance One International, Inc., Term Loan, LIBOR + 3.25%, 5/13/10	2,017,443
	500	Arby’s Restaurant Group, Inc., Term Loan, LIBOR + 2.25%, 7/31/12	503,438
		Berkline Bench Craft,
	1,950	Term Loan B, LIBOR + 3.00%, 10/31/11	1,959,750
	2,000	Second Lien Term Loan, LIBOR + 8.00%, 4/30/12	2,010,000
	1,000	Burger King Corp.,Tranche B Term Loan, LIBOR + 1.75%, 6/20/12	1,014,643
	968	Carrols Corp., Term Loan, LIBOR + 2.50%, 12/31/10	981,033
	500	Centerplate Inc., Term Loan, LIBOR + 3.25%, 10/15/10	506,250
	746	Central Garden Pet, Term Loan, LIBOR + 1.75%, 5/30/09	755,545
		Chiquita Brands International, Inc.,
	399	Term Loan B, LIBOR + 2.50%, 7/15/12	405,484
	499	Term Loan C, LIBOR + 2.50%, 7/15/13	506,543
	1,352	Church & Dwight Co., Inc., Tranche B, LIBOR + 1.75%, 5/31/11	1,364,888
	1,358	CKE Restaurants, Inc., Term Loan, LIBOR + 2.00%, 5/17/09	1,368,253
	1,885	Coinmach Service Corp., Term Loan, LIBOR + 3.00%, 7/30/09	1,908,172
	1,191	Constellation Brands, Inc., Term Loan, LIBOR + 1.75%, 12/31/11	1,206,025
	743	Culligan International Co., Term Loan B, LIBOR + 2.50%, 10/15/11	751,781
		Delaware Laboratories, Inc.,
	499	Term Loan, LIBOR + 2.75%, 10/30/11	497,909
	1	Term Loan, PRIME + 1.75%, 10/30/11	1,254
	3,500	Denny’s Corp., Term Loan, LIBOR + 5.13%, 8/25/10	3,587,500
		Desa International, Inc.,
	2,970	Term Loan, LIBOR + 5.00%, 12/30/11	2,910,600
	8	Term Loan, PRIME + 4.00%, 12/30/11	7,350
	993	Doane Pet Care Co., Term Loan, LIBOR + 4.00%, 11/15/09	994,154
	500	Fender Musical Instruments Corp., Second Lien Term Loan, LIBOR + 4.50%, 9/30/12	505,000
	348	Herbalife International, Inc., Term Loan, LIBOR + 1.75%, 12/31/10	352,061
		Jarden Corp.,
	500	Term Loan B2, LIBOR + 1.75%, 1/24/12	502,250
	1,668	Incremental Term Loan, LIBOR + 2.00%, 1/15/12	1,681,043
		Knoll, Inc.,
	567	Term Loan, LIBOR + 3.00%, 10/15/11	567,768
	1,000	Term Loan, PRIME + 2.00%, 10/15/11	1,001,250
	995	Landry’s Restaurants, Inc., Term Loan, LIBOR + 1.75%, 12/31/10	1,005,572
	757	Language Line, Inc., Term Loan, LIBOR + 4.25%, 6/14/11	763,660
		Maidenform, Inc.,
	800	Term Loan, LIBOR + 2.25%, 5/14/10	806,000
	133	Term Loan, PRIME + 1.25%, 5/14/10	134,333
		Mapco Express, Inc.,
	997	Term Loan, LIBOR + 2.75%, 5/15/11	1,011,386
	4	Term Loan, PRIME + 1.75%, 5/15/11	3,614
	3,500	Movie Gallery, Inc., Term Loan, LIBOR + 3.75%, 4/30/11	3,475,500

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Consumer Products—(cont’d)
	$ 2,000	NewPage Corp., Term Loan, LIBOR + 3.00%, 4/30/12	$ 2,025,000
	3,500	Olympus Cable Holdings, LLC, Term Loan B, PRIME + 2.00%, 9/30/10	3,474,376
	996	Oreck Corp., Term Loan, LIBOR + 2.75%, 1/31/12	990,026
		Oriental Trading Co., Inc.,
	750	Term Loan, LIBOR + 4.063%, 1/08/11	753,750
	364	Term Loan B, LIBOR + 2.25%, 8/06/10	366,212
	1,519	Second Lien Term Loan, LIBOR + 4.75%, 8/06/10-12/02/10	1,528,682
		OSI Group LLC,
	770	German Term Loan, LIBOR + 2.25%, 9/15/11	778,708
	1,734	US Term Loan, LIBOR + 2.00%, 9/15/11	1,754,547
	960	Osi-Holland Fin. B.V., Dutch Term Loan, LIBOR + 2.25%, 9/15/11	970,933
	950	PBM Products, LLC, Term Loan B, LIBOR + 3.00%, 7/31/11	957,125
	2,583	Pierre Foods, Inc., Term Loan, LIBOR + 2.75%, 7/15/10	2,616,932
	750	Pivotal Promontory, LLC, Second Lien Term Loan, LIBOR, 9/15/11	753,750
		Prestige Brands Holdings, Inc.,
	1,970	New Term Loan B, LIBOR + 2.25%, 4/07/11	1,991,341
	5	New Term Loan B, PRIME + 1.25%, 4/07/11	5,054
		R.H. Donnelley, Inc.,
	1,436	Term Loan A3, LIBOR + 1.75%, 6/30/11	1,444,262
	1,193	Term Loan D, LIBOR + 1.75%, 6/30/11	1,201,855
	1,470	Rite Aid Corp., Term Loan, LIBOR + 1.75%, 9/15/09	2,979,899
	998	Spectrum Brands, Inc.,US Term Loan, LIBOR + 2.00%, 1/31/12	1,008,306
		Synventive Acquisition, Inc.,
	800	Term Loan, LIBOR + 14.0%, 2/17/14	800,000
	750	Term Loan B, LIBOR + 3.25%, 7/27/12	755,625
	500	Travel Centers of America, Inc., Term Loan, LIBOR + 1.75%, 6/30/11	505,000
	3,001	United Subcontractors, Inc., Term Loan, LIBOR + 2.75%, 7/15/12	3,033,750

			69,272,797

		Containers & Packaging—3.8%
		Flexsol Packaging Corp.,
	358	First Lien Term Loan, LIBOR + 3.25%, 11/30/11	354,332
	1,000	Second Lien Term Loan, LIBOR + 7.00%, 11/30/12	970,000
		Graham Packaging Company, L.P.,
	6,468	Tranche B, LIBOR + 2.50%, 10/01/11	6,547,335
	2,000	Tranche C, LIBOR + 4.25%, 4/01/12	2,035,000
	3,576	Graphics Packaging Intl., Term Loan, LIBOR + 2.50%, 8/08/10	3,627,417
	995	Smurfit Stone Container Corp., Term Loan, LIBOR + 2.00%, 4.52%, 11/01/11	1,003,292
	2,962	Solo Cup Co., Term Loan, LIBOR + 2.00%, 2/27/11	2,967,590

			17,504,966

		Ecological Services & Equipment—0.9%
	1,957	Allied Waste NA, Inc., Term Loan A, LIBOR + 2.00%, 3/31/12	1,970,603
	2,000	Envirosolutions, Inc., Term Loan, LIBOR + 3.50%, 7/15/12	2,027,500

			3,998,103

		Energy—5.5%
	1,500	AES Corp., Term Loan, LIBOR + 1.75%, 4/30/08	1,516,500
	1,001	Cellnet Technology, Inc., Term Loan B, LIBOR + 3.00%, 4/30/12	1,004,999
		Coffeyville Resources, LLC,
	600	Term Loan, LIBOR + 2.50%, 7/15/12	609,250
	896	Term Loan B, LIBOR + 2.50%, 7/15/12	909,814
	4	Term Loan B, PRIME, 7/15/12	4,062
	933	Cogentrix Delaware Holdings, Inc., Term Loan, LIBOR + 1.75%, 4/30/12	945,887
	500	Coleto Creek Power, Term Loan C1, LIBOR + 2.00%, 8/05/12	509,375
	250	Complete Production Services, Inc., Term Loan B, LIBOR + 0.00%, 8/31/12	252,708
	1,980	Dynegy Holdings, Inc., Term Loan, LIBOR + 4.00%, 5/10/10	1,984,538
		El Paso Corp.,
	750	Term Loan, LIBOR + 2.77%, 11/30/09	758,333
	1,235	Term Loan B, LIBOR + 2.75%, 11/30/09	1,248,723
	500	Energy Transfer Co., Term Loan B, LIBOR + 3.00%, 6/30/08	505,500
	1,001	Kerr-Mcgee Corp., Term Loan, LIBOR + 2.50%, 4/19/11	1,004,000

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Energy—(cont’d)
	$ 1,500	Key Energy Services, Term Loan, LIBOR + 2.75%, 8/15/12	$ 1,522,500
	500	Magellan Midstream Holdings, L.P., Term Loan, LIBOR + 2.13%, 7/15/12	507,187
	489	Mainline, L.P., Term Loan, LIBOR + 2.38%, 12/31/11	489,306
	250	Petrohawk,Second Lien Term Loan, LIBOR + 4.50%, 7/31/10	252,500
	5,471	Reliant Energy, Inc., Term Loan, LIBOR + 2.38%, 4/30/10	5,496,653
		Semcrude, L.P.,
	3,221	Term Loan, LIBOR + 2.50%, 2/28/11	3,257,317
	3	Term Loan, PRIME + 1.00%, 2/28/11	2,720
	1,991	Texas Genco LLC , Term Loan, LIBOR + 2.00%, 12/15/11	2,001,730
	500	Trout Coal Holdings, LLC,Second Lien Term Loan, LIBOR + 5.00%, 3/31/12	504,375

			25,287,977

		Entertainment & Leisure—7.7%
	1,000	Blockbuster Entertainment Corp., Term Loan, LIBOR + 3.50%, 8/20/11	957,308
	1,980	Boyd Gaming Corp., Term Loan, LIBOR + 1.50%, 5/14/11	1,999,800
		CCM Merger, Inc.,
	498	Term Loan, 0.50%, 1/31/06	499,370
	750	Term Loan B, LIBOR + 2.00%, 7/31/12	756,563
	500	Country Road Communications, LLC, Second Lien Term Loan, LIBOR, 6/30/13	506,250
	1,880	Greektown Casino, LLC, Term Loan, LIBOR + 3.50%, 12/31/05	1,886,949
	1,000	Hit Entertainment, Ltd., Term Loan, LIBOR + 2.25%, 8/31/12	1,011,250
		Hollywood Theaters, Inc.,
	1,732	First Lien Term Loan, LIBOR + 3.25%, 8/01/09	1,747,659
	2,500	Second Lien Term Loan, LIBOR + 7.00%, 1/21/10	2,509,375
	1,485	Kerasotes Theatres, Inc., New Term Loan B, LIBOR + 2.25%, 11/01/11	1,493,044
	4,924	Loews Cineplex Entertainment Corp., NEW TERM L, LIBOR + 2.25%, 8/15/11	4,940,936
	996	Marina District Fin. Company, Inc., New Term L, LIBOR + 1.75%, 10/15/11	1,002,048
	5,000	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, LIBOR + 2.25%, 4/15/12	5,057,955
	1,000	Penn National Gaming, Term Loan, PRIME + 1.00%, 5/31/12	1,011,406
	995	Universal City Development Partners, Ltd., Term Loan, LIBOR + 2.00%, 6/30/12	1,007,023
	1,500	Venetian Casino Resorts, Term Loan B , LIBOR + 1.75%, 6/15/11	1,511,720
		Wembley, Inc.,
	1,000	First Lien Term Loan, LIBOR + 2.00%, 8/31/11	1,014,375
	500	Second Lien Term Loan, LIBOR + 3.75%, 8/31/12	509,375
	1,750	Wyndham International, Inc., Term Loan E, LIBOR, 9/11/07	1,750,000
	4,000	Wynn Las Vegas, LLC, Term Loan, LIBOR + 2.13%, 12/31/11	4,038,000

			35,210,406

		Financial Institutions—2.3%
	1,500	Arias Acquisitions, Inc., Term Loan, LIBOR + 3.75%, 7/30/11	1,507,500
	1,608	Global Cash Access, LLC, Term Loan, LIBOR + 2.25%, 3/15/10	1,630,405
	3,800	Jostens, Inc., Term Loan, LIBOR + 2.25%, 10/15/11	3,856,050
		N.E.W. Holdings I, LLC,
	991	First Lien Term Loan, LIBOR + 3.25%, 7/15/11	1,004,533
	250	Second Lien Term Loan, LIBOR + 7.00%, 7/15/12	253,438
	1,605	Refco Fin. Holdings, LLC, Term Loan B, LIBOR + 2.00%, 7/30/11	1,620,649
	497	USI Holdings Corp., Term Loan B, LIBOR + 2.50%, 7/30/08	498,395

			10,370,970

		Health Care—9.1%
		Arizant, Inc.,
	3,185	Term Loan, LIBOR + 3.75%, 8/15/10	3,196,918
	740	Term Loan, PRIME, 8/15/10	742,801
	5,405	Community Health Systems, Inc., Term Loan, LIBOR + 1.75%, 8/15/11	5,472,826
		Concentra Operating Corp.,
	3,500	Term Loan, LIBOR + 2.00%, 9/30/11	3,535,000
	4,257	Term Loan, LIBOR + 2.50%, 6/30/10	4,278,135
	201	Term Loan, PRIME + 1.50%, 6/30/10	201,791
	750	Cooper Companies, Term Loan, LIBOR + 1.75%, 11/15/11	754,375
	1,000	Davita, Inc., Term Loan, LIBOR + 2.25%, 6/30/12	1,014,028

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Health Care—(cont’d)
		HealthSouth Corp.,
	$ 2,000	Term Loan, 10.40%, 1/15/11	$ 1,960,000
	1,181	Term Loan, LIBOR + 2.50%, 3/31/10	1,185,679
	2,000	Term Loan, LIBOR + 5.00%, 3/21/10	1,997,500
	319	Term Loan B, LIBOR + 2.50%, 3/31/10	319,945
	2,970	IASIS Healthcare Corp., Term Loan, LIBOR + 2.25%, 6/30/11	3,009,777
	2,723	Jean Coutu Group, Inc., Term Loan B, LIBOR + 2.25%, 6/30/11	2,764,190
	561	Kinetic Concepts, Inc., Term Loan B-2, LIBOR + 1.75%, 8/05/10	567,533
	995	Pacificare Health Systems, Inc., Term Loan B, LIBOR + 1.50%, 12/15/10	996,244
		Select Med. Corp.,
	997	Term Loan B, LIBOR + 1.75%, 2/28/12	999,129
	—	Term Loan B, PRIME + 0.75%, 2/28/12	173
	500	Triumph Healthcare Second Holdings, Inc., Term Loan, PRIME + 7.50%, 9/15/12	500,312
	3,037	US Oncology, Inc., Term Loan, LIBOR + 2.75%, 6/30/11	3,081,063
	995	Vanguard Hlth. Holding Co., Term Loan, LIBOR + 2.25%, 9/30/11	1,000,390
		Warner Chilcott Corp.,
	530	Term Loan, 1.38%, 1/18/11	533,376
	2,177	Term Loan B, LIBOR + 2.75%, 1/18/11	2,192,186
	878	Term Loan C, LIBOR + 2.75%, 1/18/11	883,344
	405	Term Loan D, LIBOR + 2.75%, 1/18/11	408,080

			41,594,795

		Industrials—1.1%
	481	Alderwoods Group, Inc., Term Loan B2, LIBOR + 2.00%, 9/29/09	487,788
		Novelis, Inc.,
	285	Canadian Term Loan B, LIBOR + 1.75%, 12/30/11	288,401
	580	US Term Loan B, LIBOR + 1.75%, 12/30/11	586,449
	2,000	Tinnerman Palnut Engineered Products, Inc., Term Loan, LIBOR + 7.25%, 11/01/11	1,920,000
	1,702	Worldspan, LP, Term Loan, LIBOR + 2.75%, 6/30/07	1,661,795

			4,944,433

		Media—14.9%
	1,854	Alliance Atlantis Communications, Inc., Term Loan, LIBOR + 1.75%, 11/30/11	1,872,928
	1,745	American Lawyers Media, Inc., 1st Lien, LIBOR + 2.50%, 3/15/10	1,747,079
	980	Bragg Communications, Inc., New Term Loan B, LIBOR + 2.00%, 9/15/11	993,475
	1,000	Bresnan Communications LLC, Term Loan, LIBOR + 3.50%, 9/30/10	1,015,313
	10,000	Century Cable Holdings, LLC, Discretionary Term, PRIME + 2.00%, 12/31/09	9,917,860
	2,000	Century TCI California, L.P., Term Loan, PRIME + 0.75%, 12/31/07	1,994,000
		Charter Communications Operating, LLC,
	5,993	Tranche A Term Loan, LIBOR + 3.00%, 4/27/10	6,017,017
	1,978	Tranche B Term Loan, LIBOR + 3.25%, 4/30/11	1,985,616
	3,552	Dex Media East, LLC, Term Loan, LIBOR + 1.75%, 12/31/08	3,569,131
	1,722	Dex Media West, LLC, Term Loan, LIBOR + 1.75%, 9/01/09	1,729,842
	2,000	DirecTV Holdings, LLC, Term Loan, LIBOR + 1.50%, 3/06/10	2,021,666
	1,985	Emmis Communications Co., Term Loan B, LIBOR + 1.75%, 5/15/12	1,996,910
		Insight Midwest Holdings, LLC,
	4,229	Term Loan A, LIBOR + 1.50%, 6/30/09	4,231,075
	3,000	Term Loan C, LIBOR + 2.00%, 12/31/09	3,042,375
		Mediacom Communications Corp.,
	2,161	Term Loan A, LIBOR + 1.25%, 3/31/10	2,153,584
	998	Term Loan C, LIBOR + 2.00%, 9/30/10	1,011,060
	1,990	Mediacom Illinois LLC, Term Loan B, LIBOR + 2.25%, 3/31/13	2,020,160
	1,946	Mission Broadcasting, Inc., Term Loan B, LIBOR + 1.75%, 8/14/12	1,957,266
		Nep Supershooters, L.P.,
	695	First Lien Term Loan, LIBOR + 4.00%, 2/01/11	700,829
	500	Second Lien Term Loan, LIBOR + 8.00%, 8/01/11	503,750
	434	New Skies Satellites, Term Loan, LIBOR + 2.25%, 4/12/11	439,275
	2,139	Nexstar Broadcasting, Inc., Term Loan, LIBOR + 1.75%, 8/14/12	2,066,066
	5,000	Ntl Investment Holding Ltd., Term Loan B, LIBOR + 3.00%, 4/13/12	5,018,750
	750	Puerto Rico Cable Acquisition Co., Second Lien Term Loan, LIBOR + 6.25%, 7/31/11	761,250
	2,500	Raycom Media, Inc., Term Loan B, LIBOR + 1.75%, 4/01/12	2,509,375

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Media—(cont’d)
	$ 1,250	San. Pasqual,Term 6 Months, LIBOR + 2.50%, 8/31/08	$ 1,250,000
	1,000	UPC Distribution Corp., Term Loan H, LIBOR + 2.50%, 10/30/12	1,010,000
	3,954	Warner Music Group, Corp., Term Loan, LIBOR + 2.00%, 4/08/11	3,996,110
	500	Young Broadcasting, Inc., Term Loan, LIBOR + 2.25%, 11/01/12	502,917

			68,034,679

		Publishing—0.2%
	750	Endurance Business Media, Term Loan B, LIBOR + 2.75%, 3/15/12	753,750

		Real Estate—2.9%
	1,247	Acoustical Materials, Term Loan, LIBOR + 2.75%, 4/30/12	1,257,785
		General Growth Properties, Inc.,
	879	Term Loan A, LIBOR + 1.75%, 11/12/07	883,151
	3,500	Term Loan B, LIBOR + 2.00%, 11/12/08	3,542,000
		Headwaters, Inc.,
	2,704	Term Loan, LIBOR + 2.25%, 4/30/11	2,735,753
	62	Term Loan, PRIME + 1.25%, 4/30/11	63,229
	333	Second Lien Term Loan, PRIME + 4.50%, 4/30/11	342,223
		Kyle Acquisition Group, LLC,
	731	Term Loan B, PRIME, 7/31/08	740,489
	550	Term Loan C, PRIME, 7/31/10	556,875
	908	Lake Las Vegas Resort, Term Loan, LIBOR + 2.75%, 10/13/09	919,685
	1,000	Macerich Partnership, L.P., Interim Term Loan, LIBOR + 1.60%, 3/31/06	1,000,000
	499	Masonite Intl. Corp., Term Loan, LIBOR + 2.00%, 3/31/13	500,054
	475	Stewart Enterprises, Term Loan, LIBOR + 1.75%, 11/30/11	480,088

			13,021,332

		Technology—2.2%
	2,916	DIrected Electronics, Inc., Term Loan, LIBOR + 3.25%, 3/15/10	2,942,910
	499	Federal IT Systems, Inc., Term Loan, LIBOR + 2.75%, 4/30/11	504,049
	2,359	Ugs Corp., Term Loan, LIBOR + 2.00%, 5/30/11	2,391,670
	2,889	Verifone, Inc., Term Loan, LIBOR + 2.00%, 6/30/11	2,904,164
	1,471	Westcom Corp., Term Loan B, LIBOR + 2.75%, 12/31/10	1,477,987

			10,220,780

		Telecommunications—7.2%
	250	AAT Communications Corp.,First Lien Term Loan, LIBOR + 1.75%, 7/31/12	253,281
	1,000	Alaska Communications Systems Holdings, Inc., Term Loan, LIBOR + 2.00%, 1/31/12	1,013,542
	2,000	Atlantic Broadband Finance, LLC, Term Loan B1, LIBOR + 2.75%, 1/30/11	2,030,000
	4,695	Centennial Cellular Operating Co., Term Loan, LIBOR + 2.25%, 2/09/11	4,735,891
	749	Fairpoint Communications, Inc., Term Loan, LIBOR + 2.00%, 2/15/12	757,735
	2,494	Freedom Communications, Inc, Term Loan B, LIBOR + 1.50%, 5/01/13	2,519,311
	995	Intelsat Bermuda, Ltd., Term Loan, LIBOR + 1.75%, 7/31/11	1,003,291
	2,000	Iowa Telecommunications Services, Inc., Term Loan, LIBOR + 1.75%, 11/30/11	2,024,376
		Ipc Acquisition Corp.,
	1,000	First Lien Term Loan, LIBOR + 2.75%, 8/15/11	1,012,500
	750	Second Lien Term Loan, LIBOR, 8/15/12	757,500
	1,000	Madison River Capital, LLC, Term Loan B, LIBOR + 2.50%, 7/31/12	1,015,000
	1,496	Ntelos, Inc., Term Loan, LIBOR + 2.50%, 2/24/10	1,507,846
		PanAmSat Corp.,
	819	Term Loan A1, LIBOR + 2.50%, 8/20/09	826,930
	428	Term Loan A2, LIBOR + 2.50%, 8/20/09	432,377
	1,985	Term Loan B1, LIBOR + 2.25%, 7/16/11	2,010,284
	1,000	Qwest Corp., Term Loan A, LIBOR + 4.75%, 6/30/07	2,062,500
	2,000	Satbirds Finance, Second Lien Term Loan, LIBOR + 4.25%, 10/15/13	2,423,223
	4,477	Triton PCS, Inc., Term Loan, LIBOR + 3.25%, 11/15/09	4,511,081
	1,933	Valor Telecommunications, Term Loan B, LIBOR + 1.75%, 2/28/12	1,955,774

			32,852,443

		Transporation—0.3%
	500	Sirva Worldwide, Inc, Term Loan L, LIBOR + 3.00%, 12/31/09	476,750
	1,033	Transport Industries LP, Term Loan, LIBOR + 4.00%, 6/14/10	1,033,014

			1,509,764

		Total Bank Loans	437,807,256

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Foreign Government Bonds—30.7%
B-	$ 6,598		Argentina Republic, 3.01%, 8/03/12	$ 5,287,896
B+	7,261		Bolivarian Republic of Venezuela, 2.75%, 12/18/07	7,225,191
			Federative Republic of Brazil,
BB-	3,834		2.125%, 4/15/12	3,771,475
BB-	11,530		3.125%, 4/15/09-4/15/12	11,388,922
BB-	9,435	[4]	9.76%, 6/29/09	11,062,538
BB-	1,840		Ser. B, 10.00%, 8/07/11	2,150,960
B+	1,600		Islamic Republic of Pakistan, 6.75%, 2/19/09	1,633,899
NR	5,689		Kingdom of Morocco, Zero Coupon, 1/05/09	5,681,776
A-	800		Malaysia, 8.75%, 6/01/09	901,512
A	2,400		Republic of Chile, 6.875%, 4/28/09	2,577,504
BB	3,200		Republic of Costa Rica, 9.335%, 5/15/09	3,603,200
BB+	800		Republic of El Salvador, 9.50%, 8/15/06	832,400
			Republic of Panama,
BB	12,714		2.75%, 7/17/16	12,380,523
BB+	840		8.25%, 4/22/08	906,360
			Republic of Peru,
BB	5,488		4.50%, 3/07/17	5,323,360
BB	2,400		9.125%, 1/15/08	2,592,000
BBB+	2,400		Republic of South Africa, 7.375%, 4/25/12	2,703,600
BB-	2,400		Republic of the Philippines, 8.875%, 4/15/08	2,573,328
BB-	2,400		Republic of Turkey, 12.00%, 12/15/08	2,862,000
NR	950		Republic of Uruguay, 6.875%, 1/19/16	1,186,849
B+	4,428		Republic of Venezuela, 3.063%, 3/31/07	4,406,076
BBB-	4,000		Russian Federation, 10.00%, 6/26/07	4,352,800
A2	2,000	[2]	Sberbank of Russia, 10/24/06	2,024,800
			Ukraine,
BB-	2,800	[3]	6.875%, 3/04/11	2,940,000
BB-	16,100	[3]	7.343%, 8/05/09	17,511,970
			United Mexican States,
Baa1	4,800	[2]	4.83%, 1/13/09 Mexico	4,881,600
NR	53,910		8.00%, 12/24/08 Mexico	4,958,810
A	3,400		9.00%, 12/20/12 Mexico	323,338
			Venezuela Republic,
B+	4,000	[2]	5.181%, 4/20/11	3,960,000
B+	4,800		9.125%, 6/18/07	5,116,800
B+	2,000		11.00%, 3/05/08	2,821,456

			Total Foreign Government Bonds	139,942,943

			Total Long-Term Investments (cost 665,331,1354)	673,452,642

BlackRock Global Floating Rate Income Trust (BGT) (continued)

	Principal
	Amount
	(000)	Description	Value

		SHORT-TERM INVESTMENTS—6.5%
		Foreign Government Bond—1.3%
	$ 5,000	German Treasury Bill, 1.993%, 11/16/05	$ 6,013,399

		U.S. Government and Agency Zero Coupon Bond—5.2%
	23,600	FNMA Discount Note, Zero Coupon, 10/03/05	23,595,411

		Total Short-Term Investments (cost $29,721,449)	29,608,810

		Total investments—154.1% (cost $695,052,584)	$703,061,452
		Liabilities in excess of other assets—(0.7)%	(3,366,210)
		Preferred shares at redemption value, including dividends payable—(53.4)%	(243,498,142)

		Net Assets—100%	$456,197,100

1.	Using the higher of S&P’s, Moody’s or Fitch’s Rating.
2.	Security interest rate is as of September 30, 2005.
3.	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 7.7% of its net assets, with a current market value of $34,899,746, in securities restricted as to resale.
4.	Cost for Federal income tax purposes is $665,394,160. The net unrealized appreciation on a tax basis is $8,058,482, consisting of $10,949,194 gross unrealized appreciation and $2,890,712 gross unrealized depreciation.

A category in the Corporate Bonds and Bank Loans sections may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

EUR—European Monetary Unit

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Global Floating Rate Income Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005